Cash and Due From Banks, and Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 1,142,014.9	$ 13,367.8	₨ 1,182,004.6